Biological assets (Details) - Schedule of area (hectares) to be harvested - ha	Jun. 30, 2022	Jun. 30, 2021
Biological assets (Details) - Schedule of area (hectares) to be harvested [Line Items]
Planted area (Hectares)	36,850	40,289
Grains [Member]
Biological assets (Details) - Schedule of area (hectares) to be harvested [Line Items]
Planted area (Hectares)	10,097	12,643
Cotton [Member]
Biological assets (Details) - Schedule of area (hectares) to be harvested [Line Items]
Planted area (Hectares)	2,113	732
Sugarcane [Member]
Biological assets (Details) - Schedule of area (hectares) to be harvested [Line Items]
Planted area (Hectares)	24,640	26,914